Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Summary of Property and Equipment

	September 30, 2023	December 31, 2022
Transportation equipment	$317,487	$294,846
Office furniture and equipment	3,067	2,591
Leasehold improvements	—	137
Construction in progress	617	447
Deposits on transportation equipment	29,204	29,729

	350,375	327,750
Less: Accumulated depreciation and amortization	(82,747)	(75,057)

Property and equipment, net	$267,628	$252,693

Property and equipment, net consisted of the following:

	December 31,
	2022	2021
Transportation equipment	$294,846	$214,442
Office furniture and equipment	2,591	1,674
Leasehold improvements	137	137
Construction in progress	447	285
Deposits on transportation equipment	29,729	6,780

	327,750	223,318
Less: Accumulated depreciation and amortization	(75,057)	(56,037)

Property and equipment, net	$252,693	$167,281